Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Charters-out [Abstract]
July to December 2013	$ 116,061
2014	188,338
2015	129,164
2016	77,582
2017 to 2028	494,319
Net minimum charter payments	$ 1,005,464